Capital, Reserves and Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 ¥ / shares
Statement of changes in equity [abstract]
Ordinary interim dividend declared and paid, per share | (per share)	$ 1.630	¥ 1.356	$ 1.530	¥ 1.398	$ 1.527	¥ 1.343
Ordinary final dividend proposed after the balance sheet date, per share | (per share)	2.430	1.987	1.760	1.481	1.723	1.543
Ordinary final dividend in respect of the previous financial year, approved and paid during the year, per share | (per share)	$ 1.760	¥ 1.481	$ 1.723	¥ 1.543	$ 1.391	¥ 1.219